Share-based Compensation - Additional information (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) Plan shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 shares	Dec. 31, 2022 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan			2
Liability for share-based compensation - current | $	$ 6,475		$ 6,475			$ 9,237
Share-based compensation | $	$ 10,907	$ 17,736	18,123	$ 31,706
Share-based compensation, unrecognized | $			$ 71,701
Preferred stock, shares authorized | shares	233,333,333		233,333,333
Common Stock, Shares Authorized | shares	1,600,000,000		1,600,000,000			1,600,000,000
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual Life			10 years
Share-based payment award, number of shares Granted | shares	0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	166,666		166,666
Shares Exercisable | shares	55,554		55,554
Redemption of Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase (Decrease) in Deferred Liabilities | $			$ 3,707
Fair Value Loss [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase (Decrease) in Deferred Liabilities | $			945
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized | shares					10,580,754
Conversion of liability award to equity | $			6,276
Twenty Eighteen And Twenty Twenty One Plan Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $	$ 10,907	$ 17,736	$ 18,123	$ 31,706
Minimum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets					0.00%
Award Vesting Period					1 year
Maximum | Employee Share Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares Authorized | shares	2,083,333		2,083,333
Maximum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets					200.00%
Award Vesting Period					3 years